UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3578

Aquila Funds Trust
(formerly Aquila Three Peaks High Income Fund)
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end:  December 31, 2012

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2013
(unaudited)

Principal
Amount	Corporate Bonds (93.1%)	Value	(a)

	Aerospace & Defense (1.2%)
	Oshkosh Corp.
$1,750,000	8.250%, 03/01/17	$1,868,125
1,600,000	8.500%, 03/01/20	1,764,000

		3,632,125

	Apparel & Textile Products (2.8%)
	Levi Strauss & Co.
3,000,000	7.625%, 05/15/20	3,232,500

	PVH Corp.
1,750,000	7.375%, 05/15/20	1,907,500

	William Carter Co.
395,000	5.250%, 08/15/21 144A	395,000

	Wolverine World Wide, Inc.
2,750,000	6.125%,10/15/20	2,853,125

		8,388,125

	Cable & Satellite (6.5%)
	CCO Holdings LLC
5,250,000	6.500%, 04/30/21	5,328,750

	DISH DBS Corp.
7,800,000	4.250%, 04/01/18	7,809,750
2,500,000	5.125%, 05/01/20	2,475,000

	Sirius XM Radio, Inc.
3,250,000	4.250%, 05/15/20 144A	3,038,750
845,000	4.625%, 05/15/23 144A	771,063

		19,423,313

	Casinos & Gaming (0.4%)
	Pinnacle Entertainment, Inc.
1,000,000	8.750%, 05/15/20	1,095,000

	Communications Equipment (0.7%)
	ViaSat, Inc.
2,000,000	6.875%, 06/15/20	2,075,000

	Consumer Finance (0.7%)
	Fidelity National Information Services, Inc.
750,000	7.875%, 07/15/20	828,808
1,300,000	5.000%, 03/15/22	1,318,850

		2,147,658

	Consumer Products (0.4%)
	Clearwater Paper Corp.
1,000,000	7.125%, 11/01/18	1,075,000

	Consumer Services (8.9%)
	ADT Corp.
1,190,000	6.250%, 10/15/21 144A	1,207,850

	Aramark Corp.
4,250,000	5.750%, 03/15/20 144A	4,292,500

	Deluxe Corp.
1,500,000	7.000%, 03/15/19	1,590,000

	Service Corp. International
5,500,000	7.000%, 05/15/19	5,857,500
1,000,000	4.500%, 11/15/20	950,000
775,000	5.375%, 01/15/22 144A	739,156

	Stewart Enterprises, Inc.
3,500,000	6.500%, 04/15/19	3,710,000

	United Rentals (North America), Inc.
3,400,000	9.250%, 12/15/19	3,808,000
4,000,000	8.375%, 09/15/20	4,430,000

		26,585,006

	Containers & Packaging (4.1%)
	Berry Plastics Corp.
2,750,000	9.500%, 05/15/18	2,976,875

	Crown America Capital Corp.
1,250,000	6.250%, 02/01/21	1,306,250

	Graphic Packaging Holding Co.
3,250,000	7.875%, 10/01/18	3,542,500
2,800,000	4.750%, 04/15/21	2,716,000

	Silgan Holdings, Inc.
1,750,000	5.000%, 04/01/20	1,706,250

		12,247,875

	Entertainment (0.7%)
	DreamWorks Animation SKG, Inc
1,000,000	6.875%, 08/15/20 144A	1,037,500

	WMG Acquisition Corp,
1,000,000	6.000%, 01/15/21 144A	1,037,500

		2,075,000

	Entertainment Resources (4.3%)
	Cinemark USA, Inc.
6,500,000	7.375%, 06/15/21	7,020,000

	Live Nation Entertainment, Inc.
600,000	7.000%, 09/01/20 144A	626,250

	National CineMedia, Inc.
4,800,000	7.875%, 07/15/21	5,232,000

		12,878,250

	Exploration & Production (8.9%)
	Continental Resources, Inc.
1,000,000	5.000%, 09/15/22	1,006,250

	Denbury Resources, Inc.
1,500,000	8.250%, 02/15/20	1,646,250

	Halcon Resources Corp.
3,250,000	9.750%, 07/15/20	3,436,875

	Oasis Petroleum, Inc.
650,000	7.250%, 02/01/19	689,000

	Range Resources Corp.
1,250,000	6.750%, 08/01/20	1,346,875

	Resolute Energy Corp.
1,450,000	8.500%, 05/01/20	1,493,500

	Rosetta Resources, Inc.
2,750,000	5.625%, 05/01/21	2,612,500

	SM Energy

2,750,000	6.625%, 02/15/19	2,860,000

	Whiting Petroleum Corp.
6,000,000	6.500%, 10/01/18	6,315,000
3,465,000	5.000%, 03/15/19	3,473,663
1,730,000	5.750%, 03/15/21	1,777,575

		26,657,488

	Food & Beverage (7.2%)
	B&G Foods, Inc.
2,500,000	4.625%, 06/01/21	2,387,500

	Del Monte Corp.
3,000,000	7.625%, 02/15/19	3,112,500

	Hawk Acquisition Sub, Inc.
8,500,000	4.250%, 10/15/20 144A	8,106,875

	Pinnacle Foods Finance LLC
3,400,000	4.875%, 05/01/21 144A	3,162,000

	Treehouse Foods, Inc.
4,500,000	7.750%, 03/01/18	4,758,750

		21,527,625

	Hardware (3.4%)
	CDW LLC and CDW Finance Corp.
3,750,000	8.500%, 04/01/19	4,143,750

	NXP B.V./ NXP Funding LLC
1,875,000	3.750%, 06/01/18 144A	1,828,125
850,000	5.750%, 02/15/21 144A	862,750

	Sensata Technologies B.V.
3,250,000	6.500%, 05/15/19 144A	3,493,750

		10,328,375

	Health Care Facilities/Services (3.7%)
	AmSurg Corp.
1,500,000	5.625%, 11/30/20	1,500,000

	Community Health Systems, Inc.
3,000,000	8.000%,11/15/19	3,146,250

	Hanger, Inc.
1,500,000	7.125%, 11/15/18	1,597,500

	HCA Holdings, Inc.
3,700,000	7.750%, 05/15/21	3,935,875

	HCA, Inc.
1,000,000	6.500%, 02/15/16	1,083,750

		11,263,375

	Home Improvement (0.3%)
	Scotts Miracle-Gro Co.
1,000,000	7.250%, 01/15/18	1,046,250

	Machinery (1.6%)
	Manitowoc Company, Inc.
950,000	8.500%, 11/01/20	1,056,875

	Mueller Water Products, Inc.
1,800,000	7.375%, 06/01/17	1,845,000

	VWR Funding, Inc.
1,750,000	7.250%, 09/15/17	1,846,250

		4,748,125

	Media Non-Cable (4.6%)
	Lamar Media Corp.
1,000,000	7.875%, 04/15/18	1,067,500

	LIN Television Corp.
750,000	6.375%, 01/15/21	750,000

	Nielsen Finance LLC
1,000,000	7.750%, 10/15/18	1,087,500
1,000,000	4.500%, 10/01/20	962,500

	Starz LLC/Starz Finance Corp.
10,000,000	5.000%, 09/15/19	9,900,000

		13,767,500

	Medical - Equipment/ Devices (1.7%)
	Hologic, Inc.
1,650,000	6.250%, 08/01/20	1,718,063

	Teleflex, Inc.
3,250,000	6.875%, 06/01/19	3,428,750

		5,146,813

	Oil & Gas Services (2.9%)
	SESI LLC
4,500,000	6.375%, 05/01/19	4,758,750
3,500,000	7.125%, 12/15/21	3,823,750

		8,582,500

	Pharmaceuticals (0.3%)
	Valeant Pharmaceuticals
1,000,000	7.000%, 10/01/20 144A	1,060,000

	Pipeline (4.5%)
	Atlas Pipeline Partners L.P.
1,750,000	6.625%, 10/01/20 144A	1,785,000
825,000	4.750%, 11/15/21 144A	745,594

	Energy Transfer Equity, L.P.
250,000	7.500%, 10/15/20	267,500

	Inergy Midstream L.P.
2,100,000	6.000%, 12/15/20 144A	2,084,250

	Markwest Energy Partners LP
3,500,000	6.750%, 11/01/20	3,780,000
1,000,000	6.500%, 08/15/21	1,070,000

	Sabine Pass Liquefaction, LLC
955,000	5.625%, 02/01/21 144A	934,706

	Targa Resources Partners LP
2,500,000	7.875%, 10/15/18	2,700,000

		13,367,050

	Real Estate (5.8%)
	CB Richard Ellis Services, Inc.
4,500,000	6.625%, 10/15/20	4,803,750

	Corrections Corp. of America
1,000,000	4.125%, 04/01/20	947,500

	GEO Group, Inc.
1,000,000	7.750%, 10/15/17	1,044,100
2,350,000	6.625%, 02/15/21	2,467,500
1,590,000	5.875%, 01/15/22 144A	1,570,125

	Host Hotels & Resorts LP
779,000	6.750%, 06/01/16	790,297

	MPT Operating Partnership LP
3,175,000	6.875%, 05/01/21	3,341,688

	RHP Hotel Property LP /RHP Finance Corp.
2,520,000	5.000%, 04/15/21 144A	2,362,500

		17,327,460

	Refining & Marketing (0.5%)
	Western Refinancing, Inc.
1,400,000	6.250%, 04/01/21	1,372,000

	Restaurants (0.3%)
	Wok Acquisition Corp.
900,000	10.250%, 06/30/20 144A	978,750

	Retail - Discretionary (3.2%)
	Hertz Corp.
1,750,000	6.750%, 04/15/19	1,850,625
2,000,000	7.375%, 01/15/21	2,150,000

	Limited Brands, Inc.
1,100,000	6.625%, 04/01/21	1,189,375

	Netflix, Inc.
1,750,000	5.375%, 02/01/21 144A	1,736,875

	Sally Holdings LLC
2,500,000	6.875%, 11/15/19	2,737,500

		9,664,375

	Software & Services (2.6%)
	Activision Blizzard, Inc.
1,175,000	5.625%, 09/15/21 144A	1,176,469

	SunGard Data Systems, Inc.
4,250,000	7.375%, 11/15/18	4,505,000
2,000,000	7.625%, 11/15/20	2,140,000

		7,821,469

	Supermarkets (2.0%)
	Stater Brothers Holdings, Inc.
1,750,000	7.750%, 04/15/15	1,754,393
4,000,000	7.375%, 11/15/18	4,230,000

		5,984,393

	Transportation & Logistics (1.3%)
	Hornbeck Offshore Services, Inc.
1,900,000	5.875%, 04/01/20	1,919,000

	Martin Midstream Partners LP
1,750,000	8.875%, 04/01/18	1,855,000

		3,774,000

	Travel & Lodging (1.6%)
	Wynn Las Vegas
2,000,000	7.750%, 08/15/20	2,245,000
2,500,000	5.375%, 03/15/22	2,512,500

		4,757,500

	Waste & Environment Service Equipment & Facilities (1.1%)
	Covanta Holding Corp.
3,200,000	7.250%, 12/01/20	3,431,360

	Wireless Telecom Services (3.7%)
	Hughes Satellite Systems Corp.
1,425,000	6.500%, 06/15/19		1,506,938

	Intelsat Jackson Holdings, Ltd.
5,450,000	7.250%, 10/15/20		5,817,875

	SBA Telecommunications
1,000,000	8.250%, 08/15/19		1,080,000

	T-Mobile USA, Inc.
590,000	5.250%, 09/01/18 144A		600,325

	Telestat Canada
2,000,000	6.000%, 05/15/17 144A		2,080,000

			11,085,138

	Wireline Telecom Services (1.2%)
	Equinix, Inc.
1,400,000	4.875%, 04/01/20		1,358,000

	tw telecom holdings, inc.
2,500,000	5.375%, 10/01/22		2,387,500

			3,745,500

	Total Investments (cost $282,041,072- note b)	93.1%	279,059,398
	Other assets less liabilities	6.9	20,839,319
	Net Assets	100.0%	$299,898,717

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

Percent of
Portfolio Distribution	Investments
Aerospace & Defense	1.3%
Apparel & Textile Products	3.0
Cable & Satellite	7.0
Casinos & Gaming	0.4
Communications Equipment	0.7
Consumer Finance	0.8
Consumer Products	0.4
Consumer Services	9.5
Containers & Packaging	4.4
Entertainment	0.7
Entertainment Resources	4.6
Exploration & Production	9.6
Food & Beverage	7.7
Hardware	3.7
Health Care Facilities/Services	4.0
Home Improvement	0.4
Machinery	1.7
Media Non-Cable	4.9
Medical - Equipment/ Devices	1.8
Oil & Gas Services	3.1
Pharmaceuticals	0.4
Pipeline	4.8
Real Estate	6.2
Refining & Marketing	0.5
Restaurants	0.4
Retail Discretionary	3.5
Software & Services	2.8
Supermarkets	2.1
Transportation & Logistics	1.4
Travel & Lodging	1.7
Waste & Environment Service Equipment & Facilities	1.2
Wireless Telecom Services	4.0
Wireline telecom Services	1.3
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2013
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2013, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $282,041,072 amounted to $2,981,674, which consisted of aggregate gross unrealized appreciation of $1,665,509 and aggregate gross unrealized depreciation of $4,647,183.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs+:
Corporate Obligations	279,059,398
Level 3 – Significant Unobservable Inputs	-
Total	$279,059,398

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA FUNDS TRUST (Formerly, AQUILA THREE PEAKS HIGH INCOME FUND)

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President, Trustee and Chair
November 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President, Trustee and Chair
November 20, 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 20, 2013